Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash and cash equivalents

6. Cash and cash equivalents

	December 31,
	2023	2022
	$	$
Cash on hand and balances with banks	34,016	50,611
	34,016	50,611

The Company had restricted cash equivalents amounting to $332 at December 31, 2023 (2022 - $322). These balances consist of certificates of deposit that are used as collateral for corporate credit cards and leases.